UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10391

Investment Company Act File Number

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Boston Income Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 86.3%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.0%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$7,605	$8,108,831
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,179,150
Orbital ATK, Inc., 5.50%, 10/1/23	1,945	2,071,425
TransDigm, Inc., 6.00%, 7/15/22	15,200	15,808,000
TransDigm, Inc., 6.375%, 6/15/26(1)	11,580	11,956,350
TransDigm, Inc., 6.50%, 7/15/24	14,665	15,305,567
TransDigm, Inc., 7.50%, 7/15/21	2,415	2,559,900

		$62,989,223

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$12,880	$5,474,000

		$5,474,000

Automotive & Auto Parts — 1.0%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,267,151
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	10,810	9,985,737
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,827,487
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,018,954
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,175,358
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	16,583	18,407,006
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	11,300	11,568,375
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	6,150	6,426,750
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	3,680	3,831,800
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	3,245	3,403,194

		$65,911,812

Banks & Thrifts — 0.8%
Ally Financial, Inc., 5.50%, 2/15/17	$16,320	$16,627,534
Ally Financial, Inc., 6.25%, 12/1/17	5,890	6,198,047
Ally Financial, Inc., 8.00%, 12/31/18	2,500	2,784,375
CIT Group, Inc., 5.25%, 3/15/18	12,025	12,536,062
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,354,688
CIT Group, Inc., 5.50%, 2/15/19(1)	7,785	8,271,563
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(4)	3,955	4,458,867

		$52,231,136

Broadcasting — 1.5%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,634,725
iHeartCommunications, Inc., 11.25%, 3/1/21	10,550	8,281,750
Netflix, Inc., 5.50%, 2/15/22	8,685	9,271,237
Netflix, Inc., 5.875%, 2/15/25	5,730	6,159,750
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,661,938
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,438	27,123,267
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,800,759
Tribune Media Co., 5.875%, 7/15/22	12,135	12,438,375
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,391,175

		$95,762,976

Security	Principal Amount (000’s omitted)	Value
Building Materials — 2.3%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$6,757	$7,165,799
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	5,199	5,796,885
HD Supply, Inc., 5.25%, 12/15/21(1)	7,870	8,361,875
HD Supply, Inc., 5.75%, 4/15/24(1)	6,130	6,542,856
HD Supply, Inc., 7.50%, 7/15/20	18,815	19,685,194
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	13,111,950
Nortek, Inc., 8.50%, 4/15/21	5,160	5,419,290
Ply Gem Industries, Inc., 6.50%, 2/1/22	8,925	8,938,387
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,490,703
Standard Industries, Inc., 5.125%, 2/15/21(1)	6,015	6,315,750
Standard Industries, Inc., 5.375%, 11/15/24(1)	13,140	13,846,275
Standard Industries, Inc., 5.50%, 2/15/23(1)	12,035	12,606,662
Standard Industries, Inc., 6.00%, 10/15/25(1)	12,495	13,588,312
USG Corp., 5.50%, 3/1/25(1)	1,695	1,815,769
USG Corp., 5.875%, 11/1/21(1)	7,265	7,664,575

		$145,350,282

Cable/Satellite TV — 6.2%
Altice Financing SA, 6.625%, 2/15/23(1)	$12,290	$12,359,193
Altice Luxembourg SA, 7.625%, 2/15/25(1)	6,140	6,063,250
Altice Luxembourg SA, 7.75%, 5/15/22(1)	18,845	19,187,037
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,176,088
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	15,515,812
Cablevision Systems Corp., 7.75%, 4/15/18	10,805	11,601,869
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	13,543,200
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,780,719
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,974,712
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,718,438
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	12,325,162
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	21,490,950
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	8,884	8,878,448
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	1,950	2,018,250
CSC Holdings, LLC, 5.25%, 6/1/24	1,900	1,813,341
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	13,754,475
CSC Holdings, LLC, 8.625%, 2/15/19	4,385	4,897,497
DISH DBS Corp., 5.875%, 7/15/22	12,425	12,448,359
DISH DBS Corp., 5.875%, 11/15/24	6,190	5,996,563
DISH DBS Corp., 6.75%, 6/1/21	14,092	15,007,980
DISH DBS Corp., 7.75%, 7/1/26(1)	12,865	13,371,559
Neptune Finco Corp., 10.125%, 1/15/23(1)	17,855	20,510,931
Neptune Finco Corp., 10.875%, 10/15/25(1)	20,770	24,352,825
SFR Group SA, 6.00%, 5/15/22(1)	23,425	22,985,781
SFR Group SA, 6.25%, 5/15/24(1)	2,925	2,826,281
SFR Group SA, 7.375%, 5/1/26(1)	12,495	12,495,000
Unitymedia GmbH, 6.125%, 1/15/25(1)	3,975	4,213,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,995,569
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,799,629
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	9,873	10,378,991
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	9,675	10,231,312
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,450,000
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,371,113
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	12,526,237
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	7,903,556

Security	Principal Amount (000’s omitted)	Value
VTR Finance B.V., 6.875%, 1/15/24(1)	$8,330	$8,600,725
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	6,204,450

		$397,768,802

Capital Goods — 1.3%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$8,440	$7,131,800
Anixter, Inc., 5.50%, 3/1/23	9,930	10,463,738
Cloud Crane, LLC, 10.125%, 8/1/24(1)	7,880	8,136,100
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	7,363,376
HRG Group, Inc., 7.875%, 7/15/19	26,940	28,590,075
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(1)	15,615	17,781,581

		$79,466,670

Chemicals — 1.6%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$14,675	$15,555,500
INEOS Group Holdings SA, 5.625%, 8/1/24(1)(5)	15,200	15,048,000
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,795	3,851,925
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	19,885	17,349,662
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	6,445	6,493,337
PQ Corp., 6.75%, 11/15/22(1)	3,150	3,321,297
Tronox Finance, LLC, 6.375%, 8/15/20	19,520	15,908,800
Tronox Finance, LLC, 7.50%, 3/15/22(1)	10,220	8,163,225
Valvoline, Inc., 5.50%, 7/15/24(1)	2,810	2,939,963
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	10,165,400
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,690,625

		$101,487,734

Consumer Products — 1.8%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$16,810	$14,666,725
Central Garden & Pet Co., 6.125%, 11/15/23	15,080	16,060,200
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,103,338
Revlon Consumer Products Corp., 5.75%, 2/15/21	4,795	4,890,900
Revlon Escrow Corp., 6.25%, 8/1/24(1)(5)	8,075	8,196,125
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	4,115	4,413,338
Serta Simmons Holdings, LLC, 8.125%, 10/1/20(1)	3,679	3,862,950
Spectrum Brands, Inc., 5.75%, 7/15/25	15,435	16,785,562
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,400,313
Tempur Sealy International, Inc., 5.50%, 6/15/26(1)	11,635	11,802,311
Tempur Sealy International, Inc., 5.625%, 10/15/23	8,905	9,261,200
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	14,965	15,750,662

		$117,193,624

Containers — 2.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.653%, 12/15/19(1)(6)	$5,475	$5,536,594
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,161,419
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	3,900	3,987,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	4,055	4,166,513
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	2,400	2,481,120
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,847,309
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	19,440	20,606,400
Ball Corp., 4.375%, 12/15/20	12,395	13,293,637
Berry Plastics Corp., 6.00%, 10/15/22	10,130	10,801,112
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	9,595	9,606,994
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	21,510,578
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,570,800
Reynolds Group Holdings, Inc., 5.125%, 7/15/23(1)	8,925	9,215,063
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	6,435	6,692,091

Security	Principal Amount (000’s omitted)	Value
Reynolds Group Holdings, Inc., 7.00%, 7/15/24(1)	$10,720	$11,349,800
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	3,805	3,962,337
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	37,810	38,897,037

		$182,686,554

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,625	$1,740,781
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	4,465	4,788,713
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	3,470	3,740,070
Aircastle, Ltd., 5.00%, 4/1/23	4,955	5,221,084
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	12,725	13,059,031
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	3,730	3,730,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	10,045	10,070,113
International Lease Finance Corp., 4.625%, 4/15/21	3,890	4,172,025
International Lease Finance Corp., 8.25%, 12/15/20	16,365	19,822,106
International Lease Finance Corp., 8.625%, 1/15/22	9,855	12,454,256
International Lease Finance Corp., 8.75%, 3/15/17	5,350	5,585,892
Navient Corp., 4.875%, 6/17/19	1,245	1,254,338
Navient Corp., 5.50%, 1/15/19	12,170	12,550,312
Navient Corp., 7.25%, 1/25/22	1,240	1,266,350
Navient Corp., 8.00%, 3/25/20	10,785	11,553,431
Quicken Loans, Inc., 5.75%, 5/1/25(1)	6,200	6,176,750

		$117,185,252

Diversified Media — 1.2%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,075,000
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,277,200
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	1,914,775
IAC/InterActiveCorp, 4.875%, 11/30/18	11,324	11,621,255
Lamar Media Corp., 5.75%, 2/1/26(1)	3,120	3,354,000
MDC Partners, Inc., 6.50%, 5/1/24(1)	24,130	23,466,425
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,590,200
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,579,375
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,815,381

		$76,693,611

Energy — 12.8%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$23,940	$25,346,475
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	2,720	2,818,600
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	6,805	7,136,744
Antero Resources Corp., 5.375%, 11/1/21	16,185	15,578,062
Antero Resources Corp., 5.625%, 6/1/23	13,015	12,380,519
Antero Resources Corp., 6.00%, 12/1/20	2,115	2,104,425
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	3,580	3,383,100
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,850	4,828,250
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	16,530	16,819,275
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(1)	14,925	15,652,594
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	7,020	6,353,100
Concho Resources, Inc., 5.50%, 4/1/23	27,330	27,125,025
Concho Resources, Inc., 6.50%, 1/15/22	4,730	4,836,425
Concho Resources, Inc., 7.00%, 1/15/21	5,535	5,749,481
Continental Resources, Inc., 4.50%, 4/15/23	8,720	7,935,200
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	14,723,700
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	12,150	12,757,500
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	18,895	16,155,225
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	2,268,800
Denbury Resources, Inc., 9.00%, 5/15/21(1)	6,345	6,376,725
Diamondback Energy, Inc., 7.625%, 10/1/21	11,175	11,831,531
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	20,580	20,374,200
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	4,950	5,036,625
Energy Transfer Equity, L.P., 5.875%, 1/15/24	24,480	24,678,043

Security	Principal Amount (000’s omitted)	Value
Energy Transfer Equity, L.P., 7.50%, 10/15/20	$7,970	$8,627,525
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	10,510	5,412,650
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	3,625	3,634,063
Gulfport Energy Corp., 6.625%, 5/1/23	14,100	14,276,250
Gulfport Energy Corp., 7.75%, 11/1/20	22,880	23,566,400
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	3,994,025
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,683,150
Matador Resources Co., 6.875%, 4/15/23	18,470	19,070,275
Memorial Resource Development Corp., 5.875%, 7/1/22	46,613	46,739,321
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,054,250
Noble Energy, Inc., 5.625%, 5/1/21	4,125	4,350,374
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,205	2,708,225
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,085	2,707,088
Oasis Petroleum, Inc., 6.875%, 1/15/23	9,210	7,816,988
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	6,520	6,552,600
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	7,525	7,609,656
Parsley Energy, LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	3,060	3,151,800
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23(1)	9,030	8,634,937
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	12,485	12,921,975
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	14,637,825
Precision Drilling Corp., 6.625%, 11/15/20	1,945	1,808,656
Rice Energy, Inc., 7.25%, 5/1/23	8,095	8,155,712
RSP Permian, Inc., 6.625%, 10/1/22	22,005	22,665,150
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	22,790	23,644,625
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	13,485	13,822,125
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	28,520	29,224,159
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	3,535	3,641,050
Sabine Pass LNG, L.P., 6.50%, 11/1/20	12,645	13,182,412
Sabine Pass LNG, L.P., 7.50%, 11/30/16	18,285	18,593,559
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	21,295	21,614,425
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	21,740	22,500,900
Seventy Seven Energy, Inc., 6.50%, 7/15/22(7)	8,790	461,475
Seventy Seven Operating, LLC, 6.625%, 11/15/19(7)	3,875	1,976,250
SM Energy Co., 5.625%, 6/1/25	6,495	5,423,325
SM Energy Co., 6.125%, 11/15/22	8,100	6,905,250
SM Energy Co., 6.50%, 11/15/21	11,000	9,707,500
SM Energy Co., 6.50%, 1/1/23	10,125	8,656,875
Southwestern Energy Co., 4.10%, 3/15/22	5,930	5,277,700
Southwestern Energy Co., 5.80%, 1/23/20	13,030	12,769,400
Southwestern Energy Co., 6.70%, 1/23/25	3,190	3,110,250
Southwestern Energy Co., 7.50%, 2/1/18	1,070	1,127,780
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	9,265	9,473,462
Tesoro Corp., 5.375%, 10/1/22	11,035	11,379,844
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	3,100	3,309,250
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	7,445	7,780,025
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	6,250	6,621,125
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)(7)	7,250	1,703,750
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725	1,453,313
Williams Cos., Inc. (The), 3.70%, 1/15/23	12,106	11,107,255
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	9,670,750
Williams Cos., Inc. (The), 5.75%, 6/24/44	9,745	8,989,762
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	14,145	14,072,691
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	12,015	12,008,536
WPX Energy, Inc., 7.50%, 8/1/20	6,372	6,308,280

		$815,545,622

Entertainment/Film — 0.1%
Regal Entertainment Group, 5.75%, 3/15/22	$5,440	$5,684,800

		$5,684,800

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.7%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$17,195	$17,882,800
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,956,794
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,756,100
Covanta Holding Corp., 6.375%, 10/1/22	11,430	11,858,625
GFL Environmental, Inc., 9.875%, 2/1/21(1)	3,280	3,575,200

		$42,029,519

Food & Drug Retail — 1.0%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	$17,360	$18,488,400
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	14,910	13,866,300
New Albertsons, Inc., 8.00%, 5/1/31	2,350	2,350,000
Rite Aid Corp., 6.375%, 4/1/23(1)	26,925	28,675,125
Safeway, Inc., 7.25%, 2/1/31	715	704,633

		$64,084,458

Food/Beverage/Tobacco — 2.6%
Constellation Brands, Inc., 4.25%, 5/1/23	$15,225	$16,214,625
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	3,090,165
Dean Foods Co., 6.50%, 3/15/23(1)	29,795	31,582,700
Dole Food Co., Inc., 7.25%, 5/1/19(1)	1,000	1,010,000
NBTY, Inc., 7.625%, 5/15/21(1)	33,765	34,524,712
Performance Food Group, Inc., 5.50%, 6/1/24(1)	1,795	1,857,825
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24(1)	4,510	4,814,425
Post Holdings, Inc., 5.00%, 8/15/26(1)(5)	16,280	16,269,825
Post Holdings, Inc., 6.00%, 12/15/22(1)	4,205	4,452,044
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,815	1,942,050
Post Holdings, Inc., 7.75%, 3/15/24(1)	7,925	8,806,656
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,569,663
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	19,170	20,703,600
US Foods, Inc., 5.875%, 6/15/24(1)	12,770	13,408,500
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	5,020,575

		$168,267,365

Gaming — 2.4%
Boyd Gaming Corp., 6.375%, 4/1/26(1)	$4,905	$5,254,481
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	5,297	2,516,288
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,162,563
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	10,445	11,099,066
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	11,077,594
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,773,600
MGM Growth Properties Operating Partnership, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(1)	9,075	9,742,012
MGM Resorts International, 6.00%, 3/15/23	12,500	13,554,750
MGM Resorts International, 6.625%, 12/15/21	6,220	6,915,894
MGM Resorts International, 7.75%, 3/15/22	24,755	28,602,175
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	15,228	8,203,876
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	6,795	6,981,862
Scientific Games International, Inc., 7.00%, 1/1/22(1)	7,000	7,315,000
Scientific Games International, Inc., 10.00%, 12/1/22	8,980	8,025,875
Station Casinos, LLC, 7.50%, 3/1/21	8,595	9,102,105
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	12,335	12,920,912
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	9,455	3,782,000

		$152,030,053

Health Care — 11.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,450	$1,446,926
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	7,325	7,585,917
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	6,035	5,853,950
Alere, Inc., 6.375%, 7/1/23(1)	16,824	16,929,150
Alere, Inc., 6.50%, 6/15/20	8,495	8,388,813
Alere, Inc., 7.25%, 7/1/18	2,470	2,496,244

Security	Principal Amount (000’s omitted)	Value
AmSurg Corp., 5.625%, 11/30/20	$10,540	$10,935,250
AmSurg Corp., 5.625%, 7/15/22	9,090	9,578,587
Capsugel SA, 7.00%, 5/15/19(1)(2)	2,932	2,968,650
Centene Corp., 4.75%, 5/15/22	4,335	4,486,725
Centene Corp., 5.625%, 2/15/21	9,335	9,883,431
Centene Corp., 6.125%, 2/15/24	9,335	10,052,675
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,378	1,398,808
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	16,630	14,384,950
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	25,450	23,270,971
Concordia International Corp., 9.50%, 10/21/22(1)	27,980	25,671,650
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	20,485	20,592,546
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	19,738,275
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	7,620	6,972,300
Endo Finance, LLC/Endo Finco, Inc., 7.25%, 1/15/22(1)	1,280	1,190,131
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.50%, 2/1/25(1)(8)	6,375	5,530,313
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	7,036,406
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	6,019,238
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	6,580	6,892,550
HCA, Inc., 5.25%, 6/15/26	18,460	19,613,750
HCA, Inc., 5.875%, 2/15/26	13,250	14,210,625
HCA, Inc., 6.50%, 2/15/20	12,235	13,504,381
HCA, Inc., 7.50%, 2/15/22	10,400	11,830,000
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	20,492,106
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	5,830	6,114,213
Hologic, Inc., 5.25%, 7/15/22(1)	14,540	15,466,925
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	9,823,261
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	39,735	42,250,225
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	9,439,303
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	19,257,581
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	6,180	6,226,350
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	6,195	5,745,863
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	22,380	21,596,700
MEDNAX, Inc., 5.25%, 12/1/23(1)	6,980	7,294,100
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	43,425	46,464,750
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	10,160	8,280,400
PRA Holdings, Inc., 9.50%, 10/1/23(1)	8,569	9,575,857
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	11,617	12,139,765
Team Health, Inc., 7.25%, 12/15/23(1)	22,205	24,258,962
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,674,625
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,389,000
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,239,688
Tenet Healthcare Corp., 6.75%, 6/15/23	9,830	9,498,238
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	31,768,250
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	5,520	4,740,300
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	19,540	16,364,750
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	15,355	12,783,037
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	24,390	22,133,925
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	7,461,300
Vizient, Inc., 10.375%, 3/1/24(1)	10,690	12,079,700
WellCare Health Plans, Inc., 5.75%, 11/15/20	22,140	22,928,848

		$708,951,234

Homebuilders/Real Estate — 0.8%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$15,150	$15,187,875
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	12,660	13,506,701
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,465,700
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	12,555	12,994,425

		$51,154,701

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$16,325	$16,925,352
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,282,850

		$23,208,202

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.9%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$9,155	$8,880,350
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	11,874,075
USI, Inc., 7.75%, 1/15/21(1)	16,115	16,356,725
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	21,475	21,448,156

		$58,559,306

Leisure — 0.7%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$11,585	$11,758,775
NCL Corp., Ltd., 5.25%, 11/15/19(1)	4,950	5,086,125
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	4,390	4,741,200
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	6,857,200
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	16,385	14,541,688

		$42,984,988

Metals/Mining — 1.6%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$25,725	$25,917,937
Freeport-McMoRan, Inc., 3.10%, 3/15/20	2,875	2,680,046
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,980	2,577,849
Freeport-McMoRan, Inc., 4.55%, 11/14/24	11,825	10,199,063
IAMGOLD Corp., 6.75%, 10/1/20(1)	3,520	3,308,800
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,408,525
New Gold, Inc., 6.25%, 11/15/22(1)	14,180	14,499,050
Novelis, Inc., 8.375%, 12/15/17	4,800	4,905,000
SunCoke Energy, Inc., 7.625%, 8/1/19	326	308,070
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	12,390	10,593,450
Teck Resources, Ltd., 3.00%, 3/1/19	1,216	1,170,461
Teck Resources, Ltd., 8.00%, 6/1/21(1)	8,480	9,073,600
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	9,450,300

		$99,092,151

Paper — 0.0%(9)
Domtar Corp., 10.75%, 6/1/17	$1,855	$1,990,417

		$1,990,417

Publishing/Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$20,425	$21,497,312
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	5,415	5,482,688

		$26,980,000

Railroad — 0.2%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$15,115	$15,190,575

		$15,190,575

Restaurants — 1.3%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$17,095	$17,650,587
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	26,595	27,957,994
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	21,695	22,915,344
Yum! Brands, Inc., 3.75%, 11/1/21	8,320	8,351,200
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,357,900
Yum! Brands, Inc., 3.875%, 11/1/23	1,170	1,156,837
Yum! Brands, Inc., 5.30%, 9/15/19	2,623	2,823,004

		$84,212,866

Services — 4.1%
Acosta, Inc., 7.75%, 10/1/22(1)	$15,950	$14,674,000
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	15,540	14,374,500
CEB, Inc., 5.625%, 6/15/23(1)	8,135	8,257,025
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	11,500	12,247,500
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	13,998,250
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,983,406

Security	Principal Amount (000’s omitted)	Value
Hertz Corp. (The), 6.25%, 10/15/22	$3,020	$3,186,100
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,602,250
Laureate Education, Inc., 9.25%, 9/1/19(1)	64,785	58,468,462
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	17,905	19,158,350
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	26,505	27,962,775
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,530,138
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,552,063
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,097,000
TMS International Corp., 7.625%, 10/15/21(1)	12,245	8,877,625
United Rentals North America, Inc., 6.125%, 6/15/23	1,615	1,703,825
United Rentals North America, Inc., 7.375%, 5/15/20	4,875	5,064,638
United Rentals North America, Inc., 7.625%, 4/15/22	16,030	17,203,075
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	8,190	4,307,776

		$264,248,758

Steel — 0.2%
ArcelorMittal, 7.25%, 2/25/22	$3,775	$4,152,500
United States Steel Corp., 8.375%, 7/1/21(1)	8,985	9,827,344

		$13,979,844

Super Retail — 3.5%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$26,520	$27,812,850
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	7,814	2,405,866
Dollar Tree, Inc., 5.25%, 3/1/20	9,275	9,692,375
Dollar Tree, Inc., 5.75%, 3/1/23	21,435	23,203,387
Hot Topic, Inc., 9.25%, 6/15/21(1)	31,870	33,662,687
L Brands, Inc., 6.625%, 4/1/21	21,680	24,986,200
L Brands, Inc., 6.875%, 11/1/35	12,970	13,819,535
L Brands, Inc., 8.50%, 6/15/19	12,810	15,019,725
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,924,313
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,984,788
Party City Holdings, Inc., 6.125%, 8/15/23(1)	19,455	20,573,662
PVH Corp., 7.75%, 11/15/23	13,090	15,086,225
rue21, Inc., 9.00%, 10/15/21(1)	9,420	3,249,900
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	14,585	15,751,800
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,245	4,446,638

		$223,619,951

Technology — 8.2%
Avaya, Inc., 9.00%, 4/1/19(1)	$11,110	$8,499,150
Cengage Learning, Inc., 9.50%, 6/15/24(1)	23,300	24,494,125
CommScope, Inc., 4.375%, 6/15/20(1)	4,315	4,467,104
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	14,235	15,089,100
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	2,895	3,029,673
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(1)	8,730	9,260,688
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	13,500	14,124,780
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	23,105	24,833,970
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	14,365	15,478,417
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,559,725
First Data Corp., 5.375%, 8/15/23(1)	15,405	15,867,150
First Data Corp., 5.75%, 1/15/24(1)	3,890	3,938,625
First Data Corp., 6.75%, 11/1/20(1)	9,464	9,872,305
First Data Corp., 7.00%, 12/1/23(1)	40,970	42,352,737
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	14,270	15,104,795
Infor (US), Inc., 5.75%, 8/15/20(1)	5,090	5,389,038
Infor (US), Inc., 6.50%, 5/15/22	14,365	14,329,087
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	13,285	12,454,687
Informatica, LLC, 7.125%, 7/15/23(1)	3,115	3,083,850
Match Group, Inc., 6.375%, 6/1/24(1)	6,945	7,448,513

Security	Principal Amount (000’s omitted)	Value
Micron Technology, Inc., 5.25%, 8/1/23(1)	$10,275	$9,273,188
Micron Technology, Inc., 5.50%, 2/1/25	560	505,400
Micron Technology, Inc., 5.625%, 1/15/26(1)	6,230	5,560,275
Micron Technology, Inc., 7.50%, 9/15/23(1)	11,955	13,101,963
Microsemi Corp., 9.125%, 4/15/23(1)	14,470	16,495,800
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,897,738
Nuance Communications, Inc., 5.375%, 8/15/20(1)	5,020	5,146,002
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	11,340	11,765,250
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	8,860	9,197,832
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,702,094
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	18,745	19,822,837
Seagate HDD Cayman, 4.75%, 1/1/25	12,100	10,596,635
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	18,395,644
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	14,505	15,728,932
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	12,970	13,521,225
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	9,940	5,566,400
Western Digital Corp., 7.375%, 4/1/23(1)	29,115	31,771,744
Western Digital Corp., 10.50%, 4/1/24(1)	27,405	30,967,650
Zebra Technologies Corp., 7.25%, 10/15/22	30,495	32,705,887

		$522,400,015

Telecommunications — 6.9%
CenturyLink, Inc., 6.75%, 12/1/23	$8,545	$8,918,844
CenturyLink, Inc., 7.50%, 4/1/24	13,465	14,407,550
Communications Sales & Leasing, Inc./CSL Capital, LLC, 8.25%, 10/15/23	2,480	2,545,100
Digicel, Ltd., 6.00%, 4/15/21(1)	8,990	8,450,600
Digicel, Ltd., 6.75%, 3/1/23(1)	17,560	16,365,920
Equinix, Inc., 5.875%, 1/15/26	16,660	17,992,800
Frontier Communications Corp., 6.25%, 9/15/21	10,790	10,547,225
Frontier Communications Corp., 6.875%, 1/15/25	9,340	8,226,112
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,499,613
Frontier Communications Corp., 10.50%, 9/15/22	11,165	12,072,156
Frontier Communications Corp., 11.00%, 9/15/25	14,975	16,060,687
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	8,055	8,055,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,778,070
Hughes Satellite Systems Corp., 6.625%, 8/1/26(1)	8,055	8,014,725
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	588	411,600
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	8,060	5,903,950
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	310	221,650
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	8,090	7,766,400
Intelsat Luxembourg S.A., 7.75%, 6/1/21	12,425	2,919,875
Intelsat Luxembourg S.A., 8.125%, 6/1/23	16,365	3,886,688
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	8,495	8,909,131
Level 3 Financing, Inc., 5.375%, 1/15/24	6,180	6,496,725
SBA Telecommunications, Inc., 5.75%, 7/15/20	8,665	8,946,612
Sprint Capital Corp., 6.875%, 11/15/28	1,000	860,000
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	1,074,286
Sprint Communications, Inc., 7.00%, 8/15/20	19,670	18,780,916
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	30,575,062
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,323,812
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,040,000
Sprint Corp., 7.25%, 9/15/21	23,335	21,891,264
Sprint Corp., 7.625%, 2/15/25	16,885	15,280,925
Sprint Corp., 7.875%, 9/15/23	33,700	30,940,981
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,229,000
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,423,850
T-Mobile USA, Inc., 6.464%, 4/28/19	9,910	10,108,200
T-Mobile USA, Inc., 6.50%, 1/15/26	32,780	35,623,665
T-Mobile USA, Inc., 6.625%, 4/1/23	11,280	12,149,124
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,292,300
T-Mobile USA, Inc., 6.731%, 4/28/22	2,795	2,938,244

Security	Principal Amount (000’s omitted)	Value
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	$19,610	$19,622,354
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	3,740	3,730,650
Windstream Services, LLC, 7.75%, 10/1/21	5,250	5,013,750
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,175,100
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	6,060	6,363,000

		$441,833,516

Transportation Ex Air/Rail — 1.0%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,139,950
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	6,762,000
XPO Logistics, Inc., 6.50%, 6/15/22(1)	19,315	19,218,425
XPO Logistics, Inc., 7.875%, 9/1/19(1)	36,979	38,411,936

		$66,532,311

Utilities — 1.9%
AES Corp. (The), 5.50%, 3/15/24	$4,035	$4,191,356
AES Corp. (The), 6.00%, 5/15/26	14,945	15,766,975
Calpine Corp., 5.375%, 1/15/23	15,865	15,904,662
Calpine Corp., 5.75%, 1/15/25	4,835	4,847,088
Dynegy, Inc., 6.75%, 11/1/19	15,645	16,016,569
Dynegy, Inc., 7.375%, 11/1/22	12,470	12,314,125
Dynegy, Inc., 7.625%, 11/1/24	10,620	10,434,150
NRG Energy, Inc., 7.25%, 5/15/26(1)	14,370	14,819,062
NRG Energy, Inc., 7.875%, 5/15/21	7,213	7,519,552
NRG Energy, Inc., 8.25%, 9/1/20	3,585	3,702,947
NRG Yield Operating, LLC, 5.375%, 8/15/24	8,490	8,723,475
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	1,470	1,482,863
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	4,530	4,530,000

		$120,252,824

Total Corporate Bonds & Notes (identified cost $5,482,586,193)		$5,513,035,152

Senior Floating-Rate Loans— 5.5%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Consumer Products — 0.1%
NBTY, Inc., Term Loan, 5.00%, Maturing 5/5/23	$7,480	$7,441,433

		$7,441,433

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$7,171	$7,158,737

		$7,158,737

Energy — 0.2%
Ascent Resources - Utica, LLC, Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing 7/1/19	$4,225	$1,161,792
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	11,667	10,218,052

		$11,379,844

Food & Drug Retail — 0.4%
Albertsons, LLC, Term Loan, 4.50%, Maturing 8/25/21	$17,999	$18,098,939
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	6,500	6,533,852

		$24,632,791

Gaming — 0.2%
Lago Resort & Casino, LLC, Term Loan, 10.50%, Maturing 3/7/22	$12,500	$12,312,500

		$12,312,500

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 0.3%
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	$16,745	$16,917,691
Vizient, Inc., Term Loan, 6.25%, Maturing 2/13/23	3,975	4,029,694

		$20,947,385

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$7,005	$7,030,873

		$7,030,873

Metals/Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$21,388	$20,991,953

		$20,991,953

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$13,885	$13,975,252

		$13,975,252

Services — 0.9%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$20,075	$18,898,725
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	14,371	14,407,329
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	12,846	12,725,495
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	3,122	3,055,506
ServiceMaster Company, Term Loan, 4.25%, Maturing 7/1/21	8,563	8,609,625

		$57,696,680

Super Retail — 0.8%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$19,941	$19,604,495
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	10,000	9,100,000
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	12,385	12,421,717
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	15,977	7,828,954

		$48,955,166

Technology — 0.5%
Cengage Learning Acquisitions, Inc., Term Loan, 5.25%, Maturing 6/7/23	$16,589	$16,578,481
Dell, Inc., Term Loan, Maturing 5/24/23(11)	16,720	16,742,639
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	1,050	555,844

		$33,876,964

Telecommunications — 0.9%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$12,054	$12,073,319
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	34,250	33,993,125
Intelsat Jackson Holdings S.A., Term Loan, 3.75%, Maturing 6/30/19	8,210	7,802,070

		$53,868,514

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,043,714
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,898	1,582,341
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	327	272,817
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,618	2,182,539

		$6,081,411

Utilities — 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 12/19/16	$17,456	$17,505,164
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	4,684	4,693,916

		$22,199,080

Total Senior Floating-Rate Loans (identified cost $359,897,413)		$348,548,583

Convertible Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.4%
Hologic, Inc., 0.00%, 12/15/43	$19,505	$24,064,294

		$24,064,294

Utilities — 0.4%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$14,680	$14,239,600
NRG Yield, Inc., 3.50%, 2/1/19(1)	10,630	10,696,437

		$24,936,037

Total Convertible Bonds (identified cost $46,730,382)		$49,000,331

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.610%, 11/5/30(1)(12)	$5,515	$5,556,391
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	8,101	8,120,422

Total Commercial Mortgage-Backed Securities (identified cost $13,391,958)		$13,676,813

Common Stocks — 0.1%

Security	Shares	Value
Consumer Products — 0.0%(9)
HF Holdings, Inc.(13)(14)(15)	3,400	$57,460

		$57,460

Energy — 0.1%
Ascent CNR Corp., Class A(13)(14)(15)	25,175,727	$0
Seven Generations Energy, Ltd., Class A(15)	251,036	5,268,170

		$5,268,170

Gaming — 0.0%(9)
New Cotai Participation Corp., Class B(13)(14)(15)	36	$251,460

		$251,460

Total Common Stocks (identified cost $5,329,701)		$5,577,090

Convertible Preferred Stocks — 0.5%

Security	Shares	Value
Health Care — 0.5%
Alere, Inc., 3.00%	95,349	$29,939,586

		$29,939,586

Total Convertible Preferred Stocks (identified cost $23,902,995)		$29,939,586

Miscellaneous — 0.3%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(9)
ACC Claims Holdings, LLC(15)	11,599,560	$69,597

		$69,597

Energy — 0.0%
SemGroup Corp., Escrow Certificate(14)(15)	10,225,000	$0

		$0

Gaming — 0.3%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(15)	$2,349,221	$1,175
PGP Investors, LLC, Membership Interests(13)(14)	38,571	22,602,858

		$22,604,033

Utilities — 0.0%(9)
EME Reorganization Trust	9,902,937	$29,709

		$29,709

Total Miscellaneous (identified cost $15,134,803)		$22,703,339

Warrants — 0.0%

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(14)	5,575	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 5.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(16)	$367,745	$367,745,177

Total Short-Term Investments (identified cost $367,745,177)		$367,745,177

Total Investments — 99.5% (identified cost $6,314,718,622)		$6,350,226,071

Other Assets, Less Liabilities — 0.5%		$35,097,147

Net Assets — 100.0%		$6,385,323,218

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $3,054,832,320 or 47.8% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	When-issued/delayed delivery security.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2016.

(9)	Amount is less than 0.05%.

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(13)	Restricted security.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)	Non-income producing security.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $1,175,291.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,128,653	CAD	6,755,000	State Street Bank and Trust Company	10/31/16	$—	$(47,045)

						$—	$(47,045)

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America, N.A.	Ford Motor Co.	Baa2/BBB	$5,000	5.00	%(1)	3/20/17	$180,837	$(19,548)	$161,289
Credit Suisse International	Ford Motor Co.	Baa2/BBB	4,000	5.00	(1)	12/20/16	99,201	(623)	98,578
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	3,900	5.00	(1)	9/20/16	50,000	(4,703)	45,297
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	3,900	5.00	(1)	9/20/16	50,000	(8,418)	41,582
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	7,900	5.00	(1)	12/20/16	195,922	(30,875)	165,047
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	3,900	5.00	(1)	9/20/16	50,000	(5,447)	44,553
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	7,900	5.00	(1)	12/20/16	195,922	(22,871)	173,051

Total			$36,500				$821,882	$(92,485)	$729,397

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $36,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

USD	-	United States Dollar

Restricted Securities

At July 31, 2016, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16	25,175,727	$0	$0
HF Holdings, Inc.	10/27/09	3,400	182,613	57,460
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	251,460

Total Common Stocks			$1,294,113	$308,920

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$22,602,858

Total Miscellaneous			$13,303,125	$22,602,858

Total Restricted Securities			$14,597,238	$22,911,778

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$821,882	$—
Foreign Exchange	Forward foreign currency exchange contracts	—	(47,045)

Total		$821,882	$(47,045)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,331,426,894

Gross unrealized appreciation	$216,804,833
Gross unrealized depreciation	(198,005,656)

Net unrealized appreciation	$18,799,177

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$5,513,035,152	$—	$5,513,035,152
Senior Floating-Rate Loans	—	348,548,583	—	348,548,583
Convertible Bonds	—	49,000,331	—	49,000,331
Commercial Mortgage-Backed Securities	—	13,676,813	—	13,676,813
Common Stocks	5,268,170	—	308,920	5,577,090
Convertible Preferred Stocks	—	29,939,586	—	29,939,586
Miscellaneous	29,709	70,772	22,602,858	22,703,339
Warrants	—	—	0	0
Short-Term Investments	—	367,745,177	—	367,745,177
Total Investments	$5,297,879	$6,322,016,414	$22,911,778	$6,350,226,071
Swap Contracts	$—	$821,882	$—	$821,882
Total	$5,297,879	$6,322,838,296	$22,911,778	$6,351,047,953

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(47,045)	$—	$(47,045)
Total	$—	$(47,045)	$—	$(47,045)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016